OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER RECEIVABLES
Derivative financial instruments	$ 55,300	$ 8,300	$ 4,500
Escrow accounts	14,900	27,400	14,900
Other	3,800	4,300	5,500
Balance as of 31 December	$ 74,026	$ 39,966	$ 24,881